Quarterly Report
December 31, 2021
MFS®  Mid Cap Value Fund
MDV-Q1

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 3.5%
Howmet Aerospace, Inc.	3,302,952	$105,132,962
KBR, Inc.	4,391,863	209,140,516
L3Harris Technologies, Inc.	715,230	152,515,646
Leidos Holdings, Inc.	1,080,668	96,071,385
		$562,860,509
Airlines – 0.9%
Alaska Air Group, Inc. (a)	1,218,836	$63,501,356
Delta Air Lines, Inc. (a)	2,141,968	83,708,109
		$147,209,465
Apparel Manufacturers – 1.1%
PVH Corp.	677,908	$72,298,888
Skechers USA, Inc., “A” (a)	2,341,442	101,618,583
		$173,917,471
Automotive – 2.3%
Lear Corp.	928,107	$169,797,176
LKQ Corp.	3,488,103	209,390,823
		$379,187,999
Broadcasting – 0.4%
Discovery Communications, Inc., “C” (a)	2,696,369	$61,746,850
Brokerage & Asset Managers – 2.3%
Apollo Global Management, Inc.	606,978	$43,963,416
Cboe Global Markets, Inc.	758,095	98,855,588
Invesco Ltd.	3,151,440	72,546,149
Raymond James Financial, Inc.	1,499,830	150,582,932
		$365,948,085
Business Services – 1.5%
Amdocs Ltd.	1,667,907	$124,826,160
Global Payments, Inc.	867,020	117,203,763
		$242,029,923
Cable TV – 0.2%
Altice USA, Inc., “A” (a)	2,336,478	$37,804,214
Chemicals – 2.4%
Celanese Corp.	774,394	$130,144,656
Eastman Chemical Co.	1,436,287	173,661,461
FMC Corp.	856,422	94,112,213
		$397,918,330
Computer Software – 0.3%
Dun & Bradstreet Holdings, Inc. (a)	2,585,718	$52,981,362
Computer Software - Systems – 1.3%
Verint Systems, Inc. (a)	1,082,354	$56,834,409
Zebra Technologies Corp., “A” (a)	266,112	158,389,862
		$215,224,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 6.3%
Armstrong World Industries, Inc.	607,094	$70,495,755
Builders FirstSource, Inc. (a)	599,707	51,400,887
Fortune Brands Home & Security, Inc.	1,063,538	113,692,212
Masco Corp.	1,977,907	138,888,630
Mid-America Apartment Communities, Inc., REIT	821,990	188,597,386
Stanley Black & Decker, Inc.	846,921	159,746,239
Toll Brothers, Inc.	2,634,996	190,747,360
Vulcan Materials Co.	526,515	109,293,984
		$1,022,862,453
Consumer Products – 1.4%
Energizer Holdings, Inc.	1,548,022	$62,075,682
Newell Brands, Inc.	4,646,827	101,486,702
Reynolds Consumer Products, Inc.	1,891,350	59,388,390
		$222,950,774
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	912,263	$78,190,062
Containers – 2.8%
Berry Global, Inc. (a)	1,807,561	$133,361,851
Crown Holdings, Inc.	988,118	109,305,613
Graphic Packaging Holding Co.	5,672,450	110,612,775
Owens Corning	22,444	2,031,182
WestRock Co.	2,159,793	95,808,417
		$451,119,838
Electrical Equipment – 2.8%
Johnson Controls International PLC	2,673,509	$217,383,017
Sensata Technologies Holding PLC (a)	1,780,402	109,832,999
TE Connectivity Ltd.	798,226	128,785,783
		$456,001,799
Electronics – 2.5%
Corning, Inc.	2,866,857	$106,733,086
NXP Semiconductors N.V.	689,842	157,132,211
ON Semiconductor Corp. (a)	2,184,200	148,350,864
		$412,216,161
Energy - Independent – 3.7%
Coterra Energy, Inc.	3,087,187	$58,656,553
Devon Energy Corp.	3,028,430	133,402,341
Diamondback Energy, Inc.	1,044,821	112,683,945
Hess Corp.	1,267,929	93,864,784
Pioneer Natural Resources Co.	732,012	133,138,343
Valero Energy Corp.	958,854	72,019,524
		$603,765,490
Engineering - Construction – 0.4%
Quanta Services, Inc.	608,602	$69,782,305
Food & Beverages – 2.4%
Coca-Cola Europacific Partners PLC	1,672,129	$93,522,175
Ingredion, Inc.	1,026,908	99,240,389
J.M. Smucker Co.	674,595	91,623,493
Kellogg Co.	1,568,114	101,017,904
		$385,403,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	3,403,698	$102,757,643
Gaming & Lodging – 0.8%
International Game Technology PLC	1,943,326	$56,181,555
Wyndham Hotels & Resorts, Inc.	806,945	72,342,619
		$128,524,174
General Merchandise – 0.8%
Dollar Tree, Inc. (a)	885,061	$124,368,772
Insurance – 8.7%
American International Group, Inc.	1,485,489	$84,464,905
Arthur J. Gallagher & Co.	998,845	169,474,031
Assurant, Inc.	826,510	128,819,849
Athene Holding Ltd. (a)	1,779,464	148,282,735
Cincinnati Financial Corp.	726,158	82,731,181
Equitable Holdings, Inc.	4,427,311	145,171,528
Everest Re Group Ltd.	467,990	128,191,821
Hanover Insurance Group, Inc.	531,917	69,713,042
Hartford Financial Services Group, Inc.	2,738,611	189,073,703
Reinsurance Group of America, Inc.	722,201	79,073,787
Voya Financial, Inc.	749,953	49,729,383
Willis Towers Watson PLC	595,442	141,411,521
		$1,416,137,486
Leisure & Toys – 2.0%
Brunswick Corp.	1,090,363	$109,832,265
Electronic Arts, Inc.	632,948	83,485,841
Mattel, Inc. (a)	3,604,929	77,722,269
Polaris, Inc.	522,649	57,444,352
		$328,484,727
Machinery & Tools – 5.1%
Eaton Corp. PLC	1,112,632	$192,285,062
Ingersoll Rand, Inc.	2,190,937	135,553,272
ITT, Inc.	946,833	96,756,864
PACCAR, Inc.	1,615,277	142,564,348
Regal Rexnord Corp.	887,470	151,029,645
Wabtec Corp.	1,119,462	103,113,645
		$821,302,836
Major Banks – 2.0%
Comerica, Inc.	1,232,455	$107,223,585
KeyCorp	5,530,819	127,927,843
State Street Corp.	1,029,401	95,734,293
		$330,885,721
Medical & Health Technology & Services – 4.5%
AmerisourceBergen Corp.	915,330	$121,638,204
ICON PLC (a)	440,216	136,334,895
Laboratory Corp. of America Holdings (a)	425,963	133,841,834
Premier, Inc., “A”	1,243,298	51,186,579
Quest Diagnostics, Inc.	737,085	127,523,076
Syneos Health, Inc. (a)	483,065	49,601,114
Universal Health Services, Inc.	848,250	109,984,095
		$730,109,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.9%
Dentsply Sirona, Inc.	2,372,015	$132,334,717
Hologic, Inc. (a)	957,324	73,292,725
PerkinElmer, Inc.	764,210	153,652,063
Zimmer Biomet Holdings, Inc.	899,486	114,270,701
		$473,550,206
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	520,793	$54,563,483
Natural Gas - Pipeline – 1.0%
Equitrans Midstream Corp.	2,041,537	$21,109,493
Plains GP Holdings LP	6,583,907	66,760,817
Targa Resources Corp.	1,511,026	78,935,998
		$166,806,308
Network & Telecom – 1.0%
Motorola Solutions, Inc.	594,560	$161,541,952
Oil Services – 0.3%
Halliburton Co.	2,355,468	$53,869,553
Other Banks & Diversified Financials – 7.1%
Discover Financial Services	1,059,617	$122,449,341
East West Bancorp, Inc.	1,047,755	82,437,363
Element Fleet Management Corp. (l)	6,112,998	62,243,895
Northern Trust Corp.	1,020,149	122,020,022
Prosperity Bancshares, Inc.	1,132,621	81,888,498
Signature Bank	362,577	117,282,782
SLM Corp.	7,188,248	141,392,838
SVB Financial Group (a)	172,882	117,255,488
Umpqua Holdings Corp.	4,755,515	91,496,109
Wintrust Financial Corp.	837,398	76,052,486
Zions Bancorp NA	2,210,758	139,631,475
		$1,154,150,297
Pharmaceuticals – 0.8%
Organon & Co.	2,330,082	$70,950,997
Viatris, Inc.	4,473,606	60,527,889
		$131,478,886
Pollution Control – 0.8%
Republic Services, Inc.	923,705	$128,810,662
Real Estate – 6.0%
Boston Properties, Inc., REIT	431,479	$49,697,751
Brixmor Property Group, Inc., REIT	4,417,003	112,236,046
Host Hotels & Resorts, Inc., REIT (a)	4,874,079	84,760,234
Life Storage, Inc., REIT	1,345,646	206,126,054
Spirit Realty Capital, Inc., REIT	1,263,909	60,907,775
STAG Industrial, Inc., REIT	1,248,673	59,886,357
Sun Communities, Inc., REIT	747,568	156,966,853
VICI Properties, Inc., REIT	4,748,177	142,967,609
W.P. Carey, Inc., REIT	1,247,811	102,382,893
		$975,931,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.8%
Aramark	2,910,177	$107,240,022
Performance Food Group Co. (a)	1,286,526	59,038,678
Wendy's Co.	5,314,242	126,744,672
		$293,023,372
Specialty Chemicals – 3.8%
Ashland Global Holdings, Inc.	1,060,315	$114,153,513
Axalta Coating Systems Ltd. (a)	3,985,951	132,014,697
Corteva, Inc.	2,691,291	127,244,238
DuPont de Nemours, Inc.	1,966,160	158,826,405
Univar Solutions, Inc. (a)	3,131,310	88,772,639
		$621,011,492
Specialty Stores – 0.4%
Urban Outfitters, Inc. (a)	2,038,513	$59,850,742
Telecommunications - Wireless – 0.8%
Liberty Broadband Corp. (a)	785,493	$126,542,922
Trucking – 0.9%
Knight-Swift Transportation Holdings, Inc.	1,505,806	$91,763,818
XPO Logistics, Inc. (a)	658,206	50,964,890
		$142,728,708
Utilities - Electric Power – 7.3%
AES Corp.	5,671,060	$137,806,758
Ameren Corp.	1,126,400	100,260,864
CenterPoint Energy, Inc.	4,033,412	112,572,529
CMS Energy Corp.	1,920,640	124,937,632
Edison International	1,239,961	84,627,338
Eversource Energy	1,237,649	112,601,306
PG&E Corp. (a)	12,748,134	154,762,347
Pinnacle West Capital Corp.	1,465,880	103,476,469
Public Service Enterprise Group, Inc.	2,194,058	146,409,490
Sempra Energy	778,699	103,006,304
		$1,180,461,037
Total Common Stocks		$16,046,013,670
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.07% (v)	235,161,030	$235,161,030

Other Assets, Less Liabilities – (0.1)%		(19,572,881)
Net Assets – 100.0%		$16,261,601,819
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $235,161,030 and $16,046,013,670, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,046,013,670	$—	$—	$16,046,013,670
Mutual Funds	235,161,030	—	—	235,161,030
Total	$16,281,174,700	$—	$—	$16,281,174,700
(2) Securities Lending Collateral
At December 31, 2021, the value of securities loaned was $199,103. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $209,711.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$234,363,157	$474,993,788	$474,195,915	$—	$—	$235,161,030
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$35,222	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.